RELATED PARTY TRANSACTIONS (Schedule of Related Parties Transactions) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Chuanbang | Cash collection service
Related Party Transaction [Line Items]
Expenses from transactions with related party	¥ 3,489	¥ 3,230	¥ 6,445
Bolton School | Franchise and training service
Related Party Transaction [Line Items]
Revenue from related party	529	1,114	902
Bolton School | Training service
Related Party Transaction [Line Items]
Expenses from transactions with related party	798	1,064	102
Ningxia Company | Franchise, training and consulting service
Related Party Transaction [Line Items]
Revenue from related party	493	520
Ms. Han Lijuan
Related Party Transaction [Line Items]
Interest income derived from the loan to related party	¥ 325	¥ 325	81
Loan to related party			¥ 6,500